INCOME TAXES (Details 3) - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2018	Dec. 31, 2017	Dec. 31, 2016
Disclosure Of Income Tax [Line Items]
Deferred tax assets	$ 212,024	$ 186,884
Deferred Tax Liabilities, Net	1,625,047	1,663,983
Deferred tax expense (income)	40,968	181,628	$ 16,723
Unused tax losses [member]
Disclosure Of Income Tax [Line Items]
Deferred tax assets	109,320	62,706
Deferred tax liabilities [Member]
Disclosure Of Income Tax [Line Items]
Deferred Tax Liabilities, Net	1,625,047	1,663,983	1,782,834
Deferred tax expense (income) recognised in profit or loss	(11,196)	(168,278)
Deferred tax liabilities [Member] | Temporary Differences [member]
Disclosure Of Income Tax [Line Items]
Deferred tax expense (income) recognised in profit or loss	11,196	168,279	(3,868)
Deferred Tax Assets [Member]
Disclosure Of Income Tax [Line Items]
Deferred tax assets	212,024	186,884	157,866
Deferred tax expense (income) recognised in profit or loss	29,772	13,351
Deferred Tax Assets [Member] | Temporary Differences [member]
Disclosure Of Income Tax [Line Items]
Deferred tax expense (income) recognised in profit or loss	(23,331)	6,079	9,093
Deferred Tax Assets [Member] | Unused tax losses [member]
Disclosure Of Income Tax [Line Items]
Deferred tax assets	109,320	62,706	50,917
Deferred tax expense (income) recognised in profit or loss	53,103	7,271	$ 11,498
Deductible Difference [Member] | Temporary Differences [member]
Disclosure Of Income Tax [Line Items]
Deferred tax assets	102,704	124,178
Deductible Difference [Member] | Unused tax losses [member]
Disclosure Of Income Tax [Line Items]
Deferred tax assets	109,320	62,706
Taxable Difference [Member] | Temporary Differences [member]
Disclosure Of Income Tax [Line Items]
Deferred Tax Liabilities, Net	$ 1,625,047	$ 1,663,983